Taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 3,356	£ 3,734
UK corporation tax thereon at 19 per cent (2018:19 per cent)	(638)	(447)
Impact of surcharge on banking profits	(241)	(172)
Non-deductible costs: conduct charges	(15)	(92)
Other non-deductible costs	(17)	(23)
Non-taxable income	32	35
Tax Effect on Tax Relief on Coupons on Other Equity Instruments	26	26
Tax-exempt gains on disposals	3	1
Recognition (derecognition) of losses that arose in prior years	(3)	(10)
Remeasurement of deferred tax due to rate changes	(2)
Differences in overseas tax rates	(8)	3
Adjustments in respect of prior years	100	11
Tax expense	£ (763)	£ (668)
Applicable tax rate	19.00%	19.00%
Continuing operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 3,356	£ 2,354